Weighted-Average Assumptions Used for Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years	4 years 3 months	4 years 3 months	4 years 3 months
Risk-free interest rate	3.04%	0.79%	0.26%
Expected volatility	23.10%	21.85%	20.89%
Expected dividend yield	2.84%	2.97%	3.69%
Grant date fair value	$ 46.6	$ 34.79	$ 20.76